Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	81 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	May 31, 2013 Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products	May 23, 2013 Subsequent event Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products
Subsequent events
Proceeds from royalty purchase agreement	$ 41,667	$ 41,667	$ 41,700	$ 41,700